Long-term Debt - Principal Repayments and Other Borrowing Arrangements (Detail) € in Millions	Dec. 31, 2018 EUR (€)
Debt Disclosure [Abstract]
2019	€ 1.8
2020	1.8
2021	1.8
2022	501.8
2023	750.3
Thereafter	1,750.0
Long-term debt	3,007.5
Less: current portion of long-term debt	1.8
Non-current portion of long-term debt	€ 3,005.7